Organization and Business Description (Details Narrative) - USD ($)		12 Months Ended
	Sep. 12, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Aug. 13, 2012
Acquisition of entity by issuing of common stock					16,675,000
Percentage of acquired entity in exchange of outstanding shares					100.00%
Selling shareholders shares owned after share exchange					1,200,000
Common stock, outstanding		49,086,326	48,336,326	51,588,958	17,785,000
Promissory note issued in Specialty acquistion	$ 475,000	$ 475,000	$ 0
Total consideration paid	$ 1,143,633
Interest rate	6.00%
Cash paid against acquisition	$ 668,633
Pro Forma [Member]
Promissory note issued in Specialty acquistion	475,000
Capital lease description		The Company also entered into a five-year lease on the property located at 120 Raynor Avenue, Ronkonkoma, NY with an option to buy the property during the first two years of the lease for $1,200,000 and then at fair market value for the remainder of the lease term.
Total consideration paid	$ 1,143,633
Interest rate	6.00%
Cash paid against acquisition	$ 668,633